Income Tax Provision - Schedule of Reconciliation of Federal Statutory Income Tax Rate (Details) (10-K)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Income Tax Disclosure [Abstract]
Federal statutory income tax rate	21.00%	34.00%
Change in valuation allowance on net operating loss carry-forwards	(21.00%)	(34.00%)
Effective income tax rate	0.00%	0.00%